Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) January 31, 2022

NUMBER OF SHARES		VALUE
Common Stocks 94.8%
Communications Equipment 1.4%
3,052,084	Nokia Corp. ADR	$18,007,296	*
Computers 1.4%
1,727,273	Arctic Wolf Networks, Inc.	19,000,003	*(a)(b)(g)
Electrical Equipment 1.1%
708,833	Vertiv Holdings Co.	14,786,256
Electronic Equipment, Instruments & Components 11.2%
380,457	Amphenol Corp. Class A	30,280,573
415,000	II-VI, Inc.	26,311,000	*
195,000	Keysight Technologies, Inc.	32,919,900	*(c)
274,000	Trimble, Inc.	19,771,840	*
73,733	Zebra Technologies Corp. Class A	37,538,945	*(c)
		146,822,258
Entertainment 2.5%
123,725	Sea Ltd. ADR	18,597,105	*
268,000	Universal Music Group NV	6,616,687
178,000	Warner Music Group Corp. Class A	7,565,000
		32,778,792
Health Care Equipment & Supplies 2.0%
93,769	Intuitive Surgical, Inc.	26,647,274	*(d)
Health Care Technology 2.7%
233,683	Omnicell, Inc.	35,085,166	*
Hotels, Restaurants & Leisure 3.0%
1,843,000	Entain PLC	39,899,747	*(d)
Interactive Media & Services 2.6%
7,491	Alphabet, Inc. Class C	20,330,349	*
68,539	Snap, Inc. Class A	2,230,259	*
206,436	ZoomInfo Technologies, Inc.	10,912,207	*
		33,472,815
Internet & Direct Marketing Retail 3.5%
220,000	DoorDash, Inc. Class A	24,967,800	*
72,000	Etsy, Inc.	11,309,760	*
121,000	JD.com, Inc. ADR	9,060,480	*
		45,338,040
IT Services 14.4%
46,910	Accenture PLC Class A	16,586,438
65,834	Cloudflare, Inc. Class A	6,346,397	*(d)
40,733	EPAM Systems, Inc.	19,394,611	*
148,990	Globant SA	38,019,268	*(c)
52,299	MongoDB, Inc.	21,186,848	*
133,967	Snowflake, Inc. Class A	36,961,495	*
1,296,900	Thoughtworks Holding, Inc.	27,779,598	*
1,086,533	Thoughtworks Holding, Inc.	22,947,577	*(a)(g)
		189,222,232
Machinery 2.8%
387,613	Atlas Copco AB, A Shares	22,941,277
634,032	Epiroc AB Class A	13,529,689	(d)
		36,470,966
Professional Services 1.2%
313,358	Recruit Holdings Co. Ltd.	15,488,840

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Semiconductors & Semiconductor Equipment 19.9%
94,255	Advanced Micro Devices, Inc.	$10,768,634	*
158,838	Advantest Corp.	13,519,106	(d)
161,020	Analog Devices, Inc.	26,402,449	(c)
125,794	Applied Materials, Inc.	17,382,215
14,749	ASML Holding NV	9,988,023
146,270	BE Semiconductor Industries NV	12,264,499
202,359	Entegris, Inc.	24,250,702
471,067	Lattice Semiconductor Corp.	26,012,320	*(d)
303,000	Marvell Technology, Inc.	21,634,200	(d)
112,053	Monolithic Power Systems, Inc.	45,149,515	(c)(d)
162,345	NVIDIA Corp.	39,751,797
505,767	Rambus, Inc.	12,770,617	*
17,726	Teradyne, Inc.	2,081,564
		261,975,641
Software 25.1%
20,000	Adobe, Inc.	10,686,000	*
59,500	Atlassian Corp. PLC Class A	19,298,230	*
147,733	Bill.com Holdings, Inc.	27,804,828	*
206,607	Cadence Design Systems, Inc.	31,433,189	*(c)
275,338	Datadog, Inc. Class A	40,229,635	*
712,579	Dynatrace, Inc.	39,092,084	*(d)
1,456,020	Grammarly, Inc.	38,165,051	*(a)(b)(g)
82,501	HubSpot, Inc.	40,326,489	*
81,910	Palo Alto Networks, Inc.	42,380,234	*
16,172	ServiceNow, Inc.	9,473,234	*
119,404	Zscaler, Inc.	30,699,962	*
		329,588,936
	Total Common Stocks (Cost $1,360,613,125)	1,244,584,262
Preferred Stocks 5.5%
Capital Markets 0.4%
103,937	Savage X, Inc. Ser. C	4,999,993	*(a)(b)(g)
IT Services 0.4%
1,009,513	Cybereason, Inc. Ser. F	4,999,997	*(a)(b)(g)
Software 2.5%
451,510	Grammarly, Inc. Ser. 3	11,834,935	*(a)(b)(g)
1,393,993	Videoamp, Inc. Ser. F1	21,999,998	*(a)(b)(g)
		33,834,933
Textiles, Apparel & Luxury Goods 2.2%
29,000	Fabletics, Inc. Ser. G	29,000,000	*(a)(b)(g)
	Total Preferred Stocks (Cost $72,834,926)	72,834,923
Short-Term Investments 0.4%
Investment Companies 0.4%
5,265,582	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(e) (Cost $5,265,582)	5,265,582	(d)
	Total Investments 100.7% (Cost $1,438,713,633)	1,322,684,767
	Liabilities Less Other Assets (0.7)%	(9,190,929	)(f)
	Net Assets Applicable to Common Stockholders 100.0%	$1,313,493,838

*	Non-income producing security.
(a)	Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Directors. Total value of all such securities at January 31, 2022 amounted to $152,947,554, which represents 11.6% of net assets applicable to common stockholders of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of this security is pledged as collateral for options written.
(d)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $152,199,587.
(e)	Represents 7-day effective yield as of January 31, 2022.
(f)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.
(g)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At January 31, 2022, these securities amounted to $152,947,554 or 11.6% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders	Value as of 1/31/2022	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2022
Arctic Wolf Networks, Inc.	12/31/2021	$19,000,003	1.2%	$19,000,003	1.4%
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	5,000,000	0.3%	4,999,997	0.4%
Fabletics, Inc. (Ser. G Preferred Shares)	1/10/2022	29,000,000	2.0%	29,000,000	2.2%
Grammarly, Inc.	12/23/2021	38,165,051	2.4%	38,165,051	2.9%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021	11,834,935	0.7%	11,834,935	0.9%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	4,999,993	0.3%	4,999,993	0.4%
Thoughtworks Holding, Inc.	9/17/2021	16,500,000	1.0%	22,947,577	1.7%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	21,999,998	1.5%	21,999,998	1.7%
Total		$146,499,980	9.4%	$152,947,554	11.6%

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$1,137,506,436	86.6%
United Kingdom	39,899,747	3.0%
Sweden	36,470,966	2.8%
Japan	29,007,946	2.2%
Netherlands	28,869,209	2.2%
Taiwan	18,597,105	1.4%
Finland	18,007,296	1.4%
China	9,060,480	0.7%
Short-Term Investments and Other Liabilities-Net	(3,925,347)	(0.3)%
	$1,313,493,838	100.0%

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Electronic Equipment, Instruments & Components
Amphenol Corp.	1,600	$(12,734,400)	$90	2/18/2022	$—	(a)(b)
Keysight Technologies, Inc.	300	(5,064,600)	210	2/18/2022	(8,100	)(a)(b)
Keysight Technologies, Inc.	319	(5,385,358)	230	2/18/2022	(11,165	)(a)(b)
Trimble, Inc.	400	(2,886,400)	95	2/18/2022	(8,000	)(a)(b)
Zebra Technologies Corp.	267	(13,593,504)	600	2/18/2022	(34,710)
					(61,975)
Entertainment
Sea Ltd.	9	(135,279)	240	2/4/2022	(18)

Health Care Equipment & Supplies
Intuitive Surgical, Inc.	78	(2,216,604)	335	2/18/2022	(3,198)
Intuitive Surgical, Inc.	422	(11,992,396)	360	2/18/2022	(35,026)
					(38,224)
Health Care Technology
Omnicell, Inc.	1,039	(15,599,546)	175	2/18/2022	(249,360	)(a)(b)

Interactive Media & Services
Alphabet, Inc.	39	(10,584,483)	3,200	2/18/2022	(5,460)
ZoomInfo Technologies, Inc.	808	(4,271,088)	70	2/18/2022	(16,160)
					(21,620)
Internet & Direct Marketing Retail
DoorDash, Inc.	300	(3,404,700)	175	2/18/2022	(4,800)
DoorDash, Inc.	718	(8,148,582)	195	2/18/2022	(6,103)
Etsy, Inc.	355	(5,576,340)	280	2/18/2022	(1,420)
JD.com, Inc.	538	(4,028,544)	87.5	2/18/2022	(34,432)
					(46,755)
IT Services
Accenture PLC	208	(7,354,464)	405	2/18/2022	(6,240)
EPAM Systems, Inc.	100	(4,761,400)	640	2/18/2022	(20,000	)(a)(b)
Snowflake, Inc.	756	(20,858,040)	375	2/18/2022	(9,450)
Thoughtworks Holding, Inc.	2,500	(5,355,000)	30	2/18/2022	(56,250	)(a)(b)
					(91,940)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	419	(4,787,075)	175	2/18/2022	(3,981)
Analog Devices, Inc.	500	(8,198,500)	190	2/18/2022	(121,250	)(a)(b)
Applied Materials, Inc.	356	(4,919,208)	165	2/18/2022	(11,214)
Lattice Semiconductor Corp.	335	(1,849,870)	75	2/18/2022	(3,350	)(a)(b)
Lattice Semiconductor Corp.	808	(4,461,776)	85	2/18/2022	(12,120	)(a)(b)
Monolithic Power Systems, Inc.	81	(3,263,733)	490	2/18/2022	(7,290	)(a)(b)
Monolithic Power Systems, Inc.	169	(6,809,517)	520	2/18/2022	—	(a)(b)
					(159,205)
Software
Adobe, Inc.	103	(5,503,290)	580	2/18/2022	(23,484)
Cadence Design Systems, Inc.	724	(11,014,936)	190	2/18/2022	(2,172)
Datadog, Inc.	1,335	(19,505,685)	185	2/18/2022	(190,238)
Dynatrace, Inc.	2,277	(12,491,622)	75	2/18/2022	(102,465)
Palo Alto Networks, Inc.	250	(12,935,000)	580	2/18/2022	(44,374)
					(362,733)
Total Calls					$(1,031,830)

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

Puts

Communications Equipment
Motorola Solutions, Inc.	500	$(11,597,000)	$250	2/18/2022	$(952,500)
Nokia Oyj	4,181	(2,193,771)	5.5	2/25/2022	(56,444)
					(1,008,944)
Electronic Equipment, Instruments & Components
II-VI, Inc.	476	(3,017,840)	60	2/18/2022	(91,630)
Trimble, Inc.	400	(2,886,400)	75	2/18/2022	(190,000)
					(281,630)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.	152	(4,319,536)	320	2/18/2022	(570,000)

Health Care Technology
Omnicell, Inc.	320	(4,804,480)	165	2/18/2022	(536,000)

Hotels, Restaurants & Leisure
Airbnb, Inc.	250	(3,849,250)	155	2/4/2022	(117,500)
Airbnb, Inc.	250	(3,849,250)	150	2/18/2022	(153,750)
					(271,250)
Interactive Media & Services
Alphabet, Inc.	10	(2,713,970)	2,600	2/18/2022	(49,650)

Internet & Direct Marketing Retail
JD.com, Inc.	175	(1,310,400)	60	2/18/2022	(7,263)

IT Services
Accenture PLC	64	(2,262,912)	375	2/18/2022	(151,360)
EPAM Systems, Inc.	55	(2,618,770)	550	2/18/2022	(439,450)
Globant SA	204	(5,205,672)	210	2/18/2022	(28,050)
MongoDB, Inc.	58	(2,349,638)	350	2/4/2022	(7,685)
					(626,545)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	125	(1,428,125)	125	2/4/2022	(157,813)
Applied Materials, Inc.	109	(1,506,162)	150	2/4/2022	(134,070)
Marvell Technology, Inc.	2,000	(14,280,000)	80	2/18/2022	(1,870,000)
Monolithic Power Systems, Inc.	100	(4,029,300)	450	2/18/2022	(510,000)
NVIDIA Corp.	500	(12,243,000)	230	2/18/2022	(368,750)
QUALCOMM, Inc.	750	(13,182,000)	165	2/18/2022	(313,125)
Teradyne, Inc.	350	(4,110,050)	145	2/18/2022	(995,750)
					(4,349,508)
Software
Atlassian Corp. PLC	81	(2,627,154)	250	2/4/2022	(1,013)
Cadence Design Systems, Inc.	223	(3,392,722)	160	2/18/2022	(243,070)
Datadog, Inc.	228	(3,331,308)	150	2/4/2022	(165,300)
Dynatrace, Inc.	500	(2,743,000)	40	2/18/2022	(23,750)
Dynatrace, Inc.	500	(2,743,000)	45	2/18/2022	(51,250)
Palo Alto Networks, Inc.	113	(5,846,620)	480	2/18/2022	(83,619)
Zscaler, Inc.	213	(5,476,443)	210	2/18/2022	(47,179)
					(615,181)
Total Puts					$(8,315,971)
Total options written (premium received $6,332,128)					$(9,347,801)

(a) Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Directors.

(b) Value determined using significant unobservable inputs.

At January 31, 2022, the Fund had securities pledged in the amount of $82,746,630 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Computers	$—	$—	$19,000,003	$19,000,003
Entertainment	26,162,105	6,616,687	—	32,778,792
Hotels, Restaurants & Leisure	—	39,899,747	—	39,899,747
IT Services	166,274,655	22,947,577	—	189,222,232
Machinery	—	36,470,966	—	36,470,966
Professional Services	—	15,488,840	—	15,488,840
Semiconductors & Semiconductor Equipment	236,192,036	25,783,605	—	261,975,641
Software	291,423,885	—	38,165,051	329,588,936
Other Common Stocks(a)	320,159,105	—	—	320,159,105
Total Common Stocks	1,040,211,786	147,207,422	57,165,054	1,244,584,262
Preferred Stocks(a)	—	—	72,834,923	72,834,923
Short-Term Investments	—	5,265,582	—	5,265,582
Total Investments	$1,040,211,786	$152,473,004	$129,999,977	$1,322,684,767

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2022
Investments in Securities:
Common Stocks(c)	$—	$—	$—	$—	$57,165,054	$—	$—	$—	$57,165,054	$—
Preferred Stocks(c)	4,999,997	—	—	—	67,834,926	—	—	—	72,834,923	—
Total	$4,999,997	$—	$—	$—	$124,999,980	$—	$—	$—	$129,999,977	$—

(c)	Quantitative Information about Level 3 Fair Value Measurements:

Investment Type	Fair value at 1/31/2022	Valuation approach	Unobservable input	Amount or range	Weighted average(d)	Impact to valuation from increase in Input(e)
Common Stocks	$57,165,054	Market Approach	Transaction Price	$11.00 - $26.21	$21.16	Increase
Preferred Stocks	72,834,923	Market Approach	Transaction Price	$4.95 - $48.11	$17.05	Increase

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connectivity Fund Inc.^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3(b)	Total
Options Written
Liabilities	$(8,850,916)	$—	$(496,885)	$(9,347,801)
Total	$(8,850,916)	$—	$(496,885)	$(9,347,801)

(b)	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2022
Other Financial Instruments:
Options Written(c)	$(113,540)	$—	$136,086	$5,812	$—	$(525,243)	$—	$—	$(496,885)	$28,358
Total	$(113,540)	$—	$136,086	$5,812	$—	$(525,243)	$—	$—	$(496,885)	$28,358

(c)	For the period ended January 31, 2022, these investments were valued in accordance with procedures approved by the Board of Directors. These investments did not have a material impact on the Fund's net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2022

Notes to Schedule of Investments Next Generation Connectivity Fund Inc.

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments Next Generation Connectivity Fund Inc.

(Unaudited) (cont’d)

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

Other matters:

Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.